Acquisitions and Other Transactions (Schedule of Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2013
Business Acquisition [Line Items]
Goodwill	$ 4,049.3	$ 4,340.5	$ 3,515.6
Agila Specialties
Business Acquisition [Line Items]
Current assets (excluding inventories)				45.5
Inventories				37.3
Property, plant and equipment				146.2
Identified intangible assets				280.0
In-process research and development				436.0
Goodwill				936.6
Other assets (including equity method investment)				152.8
Total assets acquired				2,034.4
Current liabilities				(242.0)
Deferred tax liabilities				(235.1)
Other non-current liabilities				(123.6)
Net assets acquired				$ 1,433.7